Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock
Balances at Dec. 31, 2007	$ 8,937	$ 3	$ 1	$ 45,126	$ (36,193)
Balances (in shares) at Dec. 31, 2007		3,347	465
Increase (Decrease) in Equity
Issuance of preferred stock	40,000	3		39,997
Issuance of preferred stock (in shares)		2,975
Exercise of stock options	173			173
Exercise of stock options (in shares)			107
Share-based compensation	242			242
Net loss	(41,862)				(41,862)
Balances at Dec. 31, 2008	7,490	6	1	85,538	(78,055)
Balances (in shares) at Dec. 31, 2008		6,322	572
Increase (Decrease) in Equity
Exercise of stock options	3			3
Exercise of stock options (in shares)			2
Share-based compensation	524			524
Issue of warrants to landlord	204			204
Debt discount from beneficial conversion features and issuance of warrants with convertible notes	537			537
Net loss	(31,707)				(31,707)
Balances at Dec. 31, 2009	(22,949)	6	1	86,806	(109,762)
Balances (in shares) at Dec. 31, 2009		6,322	574
Increase (Decrease) in Equity
Exercise of stock options	2			2
Exercise of stock options (in shares)			1
Share-based compensation	23			23
Debt discount from beneficial conversion features and issuance of warrants with convertible notes	1,692			1,692
Purchase of treasury stock	(2)					(2)
Net loss	(27,149)				(27,149)
Balances at Dec. 31, 2010	(48,383)	6	1	88,523	(136,911)	(2)
Balances (in shares) at Dec. 31, 2010		6,322	575
Increase (Decrease) in Equity
Issuance of preferred stock	37,109		6	37,103
Issuance of preferred stock (in shares)			6,000
Exercise of stock options	12			12
Exercise of stock options (in shares)			7
Share-based compensation	1,965			1,965
Net loss	(28,045)				(28,045)
Balances at Sep. 30, 2011	$ 13,875		$ 17	$ 178,821	$ (164,956)	$ (2)
Balances (in shares) at Sep. 30, 2011			17,229